Other Financial Assets	12 Months Ended
Mar. 31, 2025
Subclassifications of assets, liabilities and equities [abstract]
Other Financial Assets	Other Financial Assets

	JPY (millions) As of March 31
	2024	2025
Derivative assets (Note 27)	¥120,223	¥84,369
Investment in convertible notes at fair value through P&L (Note 27)	13,459	10,424
Investment in debt instruments (Note 27)	1,113	91,348
Investment in equity instruments at fair value through OCI (Note 27)	182,887	151,687
Financial assets associated with contingent consideration arrangements (Note 27)	12,293	10,197
Other	25,892	23,576
Total	¥355,866	¥371,600
Non-current	¥340,777	¥351,124
Current	¥15,089	¥20,476
As of March 31, 2024 and 2025, equity instruments included JPY 93,962 million and JPY 78,073 million, respectively, of investments in public companies. These are considered Level 1 in the fair value hierarchy as defined in Note 27. The remainder of the equity instruments primarily relates to investments acquired in connection with collaborations and licensing agreements (Note 13) and are considered Level 3 investments in the fair value hierarchy.
As of March 31, 2024 and 2025, financial assets associated with contingent consideration arrangements are assets mainly recognized in relation to the divestiture of XIIDRA (Note 27) and are considered Level 3 investments in the fair value hierarchy.